Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Other Telecommunications Operators and Enterprise Customers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,489	¥ 20,475
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	26,181	25,155
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,692)	(4,680)
Other telecommunications operators and enterprise customers [member]
Disclosure of financial assets [line items]
Accounts receivable	12,146	10,005
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	14,035	11,787
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	4,701	3,318
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,964	2,300
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	3,768	3,994
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,602	2,175
Other telecommunications operators and enterprise customers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (1,889)	¥ (1,782)